UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ X ]; Amendment Number: 2
This Amendment (Check only one):  		[  ] is a restatement.
      						[ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Susquehanna International Group, LLP
Address:   	401 City Avenue, Suite 220
    		Bala Cynwyd, PA  19004

Form 13F File Number: 28-13216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Sopinsky
Title: 	General Counsel
Phone: 	610-617-2600

Signature, Place, and Date of Signing

   /s/ Brian Sopinsky		 Bala Cynwyd, Pennsylvania	03/02/2010

Note: The Susquehanna International Group of Companies ("SIG") are comprised of multiple broker-dealer and non-broker-dealer trading entities under common control. Susquehanna International Group, LLP is SIG's primary domestic holding company and has undertaken to report Form 13F information on behalf of all of its affiliated entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all entries of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)








FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 		2

Form 13F Information Table Entry Total: 	4

Form 13F Information Table Value Total: 	5,553

(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   		Form 13F File Number    Name

5		28-13219		Capital Ventures International
8 		28-13218		Heights Capital Management, Inc.


                                                FLAG_
                TITLE_                          SHARE_                          INVESTMENT_     OTHERS_
ISSUER_NAME	CLASS	CUSIP	VALUE	SHS_AMT	PRINCIPAL	PUT_CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
ALEXZA PHARMACEUTICALS INC	COM	015384100	1697	70700	SH		DEFINED	"5,8"	70700	0	0
AMARIN CORP PLC	SPONS ADR NEW	023111206	1287	900000	SH		DEFINED	"5,8"	900000	0	0
VIRNETX HOLDING CORP	COM	92823T108	1053	356869	SH		DEFINED	"5,8"	356869	0	0
A POWER ENERGY GENERAT SYS L	COM	G04136100	1516	82913	SH		DEFINED	"5,8"	82913	0	0